Description of Organization and Business Operations (Details) - USD ($)								1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Oct. 20, 2023	Oct. 19, 2023	Jul. 12, 2023	Dec. 12, 2022	Aug. 16, 2022	Oct. 19, 2021	May 20, 2020	Oct. 19, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 17, 2023	Apr. 14, 2023	Mar. 14, 2023	Jan. 13, 2023	Dec. 22, 2022
Description of Organization and Business Operations [Line items]
Incorporated date									Jan. 25, 2021		Jan. 25, 2021
Gross proceeds										$ 98,000,000
Offering costs										601,730
Underwriting fees									$ 2,000,000		2,000,000
Deferred underwriting fees payable									3,500,000		3,500,000
Net proceeds									$ 401,588	101,500,000
Price per unit (in Dollars per share)									$ 10.15		$ 10.15
Maturity days									180 days		180 days
Net tangible assets									$ 5,000,001		$ 5,000,001
Common stock sold percentage									15.00%		15.00%
Redeem percentage									100.00%		100.00%
Business combination consummation date											Jan. 19, 2023
Number of business days									10 years		10 days
Interest to pay dissolution expenses									$ 100,000		$ 100,000
Trust account amount									$ 6,860,609	$ 101,501,875	$ 44,688,320	$ 101,501,875					$ 100,000
share of Company’s common stock (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.05
Price per share held in the Trust Account (in Dollars per share)									$ 10.15		$ 10.15
Shares of common stock (in Shares)			381,144	8,980,535							8,980,535
Redeemed price per shares (in Dollars per share)			$ 10.5	$ 10.24							$ 10.24
Aggregate payment amount			$ 4,002,722	$ 92,009,330							$ 92,009,330
Cash									$ 18,810		$ 597,306
Price per public share (in Dollars per share)									$ 10.15
Share of company’s common stock (in Dollars per share)			$ 0.05						$ 0.05
Excise tax percentage					1.00%
Common Stock [Member]
Description of Organization and Business Operations [Line items]
Gross proceeds												$ 11,900,000
Offering costs												$ 5,322,219
Inflation Reduction Act of 2022 [Member]
Description of Organization and Business Operations [Line items]
Excise tax percentage					1.00%
IPO [Member]
Description of Organization and Business Operations [Line items]
Number of shares (in Shares)								1			1
Number of shares (in Shares)											1
Offering costs									$ 6,101,730		$ 6,101,730
Underwriting fees									2,000,000		2,000,000
Deferred underwriting fees payable											3,500,000
Other costs								$ 601,730	601,730
Net proceeds									$ 101,500,000		$ 101,500,000
Share of company’s common stock (in Dollars per share)									$ 10		$ 10
IPO [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line items]
Shares issued (in Shares)								10,000,000
Price per share (in Dollars per share)						$ 10		$ 10
Gross proceeds								$ 100,000,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
share of Company’s common stock (in Dollars per share)									$ 11.5		$ 11.5
Private Placement [Member]
Description of Organization and Business Operations [Line items]
Share of company’s common stock (in Dollars per share)						$ 0.75		$ 0.75
Sponsor [Member]
Description of Organization and Business Operations [Line items]
Shares issued (in Shares)													927,600
Subsequent Event [Member]
Description of Organization and Business Operations [Line items]
Net proceeds	$ 31,916	$ 31,916
Trust account amount	$ 6,892,525													$ 50,973.25	$ 50,973.25	$ 50,973.25
Asset, Held-in-Trust [Member]
Description of Organization and Business Operations [Line items]
Deposit in the Trust Account									$ 338,798		$ 1,411,854
Business Combination [Member]
Description of Organization and Business Operations [Line items]
Fair market percentage									80.00%		80.00%
Public Share (in Dollars per share)											$ 10.15
Trust account amount			$ 100,000						$ 6,860,609
Business Combination [Member] | IPO [Member]
Description of Organization and Business Operations [Line items]
Deferred underwriting fees payable									$ 3,500,000
Business Combination [Member] | Deferred underwriting commissions [Member]
Description of Organization and Business Operations [Line items]
Owns or acquires percentage									50.00%		50.00%
Underwriting Agreement [Member]
Description of Organization and Business Operations [Line items]
Deferred underwriting fees payable						$ 3,500,000		$ 3,500,000	$ 3,500,000
VASO CORPORATION [Member]
Description of Organization and Business Operations [Line items]
share of Company’s common stock (in Dollars per share)									$ 0.001	$ 0.001	$ 0.001	$ 0.001
Company owned rate											49.90%
Sale of the capital stock							51.00%
Common Stock [Member]
Description of Organization and Business Operations [Line items]
Share of company’s common stock (in Dollars per share)																	$ 10.24
Shares issued (in Shares)													1,572,400
Common Stock [Member] | Warrant [Member]
Description of Organization and Business Operations [Line items]
Number of shares (in Shares)								1
Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations [Line items]
Price per share (in Dollars per share)						$ 10		$ 10
Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line items]
Shares issued (in Shares)													927,600
Sponsor [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Shares issued (in Shares)						7,133,333					7,133,333
Price per share (in Dollars per share)											$ 0.75
Gross proceeds						$ 5,350,000			$ 5,350,000		$ 5,350,000
Trust Amendment Proposal [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line items]
Trust account amount									$ 100,000